Note 3 - Advances for Vessels Under Construction	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Advances for Vessels Under Construction [Text Block]

3. Advances for vessels under construction

On  October 14, 2024, the Company signed two contracts for the construction of two 63,500 DWT eco-design fuel efficient ultramax bulk carriers. The vessels will be built at Nantong Xiangyu Shipbuilding in China. The two newbuildings are scheduled to be delivered during the second and third quarter of 2027. The total contracted consideration for the construction of the two vessels is approximately $71.8 million and will be financed with a combination of debt and equity. Within the year ended  December 31, 2024, the Company paid $7.2 million related to shipyard installments as well as other costs related to the construction of these two vessels. The amounts shown in the unaudited condensed consolidated balance sheets are analyzed as follows:

Costs
Balance, January 1, 2025	7,188,614
Capitalized expenses	1,503
Balance, June 30, 2025	7,190,117